Profit Sharing and Rebates - Summary of Profit Sharing and Rebates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Profit Sharing And Rebates [abstract]
Surplus interest bonuses	€ 2	€ 2	€ 2
Profit appropriated to policyholders	15	21	21
Total	€ (17)	€ (23)	€ (23)